Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Unamortized discount of convertible notes payable and accrued interest	$ 1,755	$ 13,904	$ 0
Note payable and accrued interest unamortized discount	50,000	68,750	20,833
Notes payable original issue discount	$ 7,500	$ 22,500
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	21,643,178	20,432,648	18,728,313
Common stock, shares outstanding	21,643,178	20,432,648	18,728,313